segment information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments
Operating revenues (arising from contracts with customers)	$ 20,139	$ 20,005
Intangible assets	20,593	19,721
Goodwill	10,544	10,058
Foreign
Disclosure of operating segments
Operating revenues (arising from contracts with customers)	3,700	3,800
Intangible assets	3,200	3,200
Goodwill	$ 4,200	$ 3,800